Summary of Significant Accounting Principles (Details) (USD $)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended		20 Months Ended	23 Months Ended	26 Months Ended	29 Months Ended	32 Months Ended	38 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Mar. 31, 2013	Sep. 30, 2013
Summary of Significant Accounting Principles
Net loss	$ (18,361,000)	$ (34,085,000)	$ (22,107,000)	$ (6,571,000)	$ (17,344,000)	$ (28,678,000)	$ (62,764,000)	$ (79,854,000)	$ (63,566,000)	$ (80,399,000)	$ (86,970,000)	$ (109,077,000)	$ (140,162,000)	$ (160,254,000)	$ (177,598,000)
Working capital deficit	$ 23,700,000				$ 23,700,000			$ (144,700,000)						$ (144,700,000)	$ 23,700,000